Stock Authorization and Issuance (Narrative) (Details) - USD ($)							1 Months Ended						4 Months Ended	5 Months Ended	9 Months Ended		12 Months Ended
	Jan. 25, 2021	Oct. 30, 2020	Jun. 08, 2020	Mar. 16, 2020	Feb. 10, 2020	Nov. 29, 2005	Jun. 30, 2021	Apr. 30, 2021	Mar. 31, 2021	Jan. 31, 2021	Mar. 31, 2020	Jan. 31, 2020	Dec. 31, 2020	Aug. 31, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Sep. 28, 2021	Sep. 27, 2021	Nov. 20, 2020	Jul. 31, 2020	Jun. 30, 2020	Feb. 28, 2020	Nov. 30, 2019	Oct. 31, 2019	Dec. 31, 2018	Nov. 17, 2005
Stock Authorization And Issuance [Line Items]
Common stock, shares authorized													140,000,000		150,000,000	140,000,000	140,000,000	110,000,000				140,000,000	110,000,000		110,000,000	75,000,000
Preferred Stock, Shares authorized													15,000,000			15,000,000	15,000,000											100,000
Preferred Stock, Shares outstanding													0			0	0
Shares reserved for issuance																			150,000,000	140,000,000
Exercise price per warrant									$ 1.75				$ 0.45			$ 0.45	$ 0.45
Outstanding warrants															9,800,000
Class of Warrant or Right, Weighted Average Remaining Life																	3 years
Sale of common stock, number of shares									3,230,942					5,871,584
Sale of common stock									$ 4,200,000
Sale of stock price per share									$ 1.29
Shares of common stock issued upon exercise of warrants																	12,900,000	12,200,000
Estimated fair market value													$ 1,700,000		$ 2,800,000	$ 1,700,000	$ 1,700,000	$ 1,300,000
Issuance of common stock for services, shares									500,000
Issuance of stocks to consultants, value									$ 330,000
Liquidated damages													1.00%
Maximum liquidated damages in the event in the even the common stock is not registered for resale within specific time periods													$ 100,000
Number of warrants issued									1,619,289
Proceeds from Warrant Exercises															$ 900,000
Unsecured Debt [Member]
Stock Authorization And Issuance [Line Items]
Proceeds from sale of contingent payment rights										$ 400,000
Mintz [Member]
Stock Authorization And Issuance [Line Items]
Repayments of Debt									$ 3,000,000.0
Warrants, Options And Unvested RSUs [Member]
Stock Authorization And Issuance [Line Items]
Shares reserved for issuance													25,300,000			25,300,000	25,300,000
Aspire Capital [Member]
Stock Authorization And Issuance [Line Items]
Warrants Beneficially Own																	9.99%
Warrants Beneficially Own, Prior Notice																	61 days
Aspire Capital, Amendment [Member]
Stock Authorization And Issuance [Line Items]
Warrants to purchase common stock																								5,000,000
Exercise price per warrant													$ 0.001			$ 0.001	$ 0.001
Non-cash warrant expense																	$ 1,780,000
warrants exercised																	1,430,000
Proceeds from Warrant Exercises																	$ 500,000
New Aspire Warrant [Member]
Stock Authorization And Issuance [Line Items]
Warrants to purchase common stock																								5,000,000
Exercise price per warrant																								$ 0.74
warrants exercised																	3,070,000
Proceeds from Warrant Exercises																	$ 1,100,000
Series E Preferred Stock [Member]
Stock Authorization And Issuance [Line Items]
Preferred Stock, Shares outstanding													0			0	0
Consultants [Member]
Stock Authorization And Issuance [Line Items]
Issuance of common stock for services, shares								35,000
Issuance of stocks to consultants, value								$ 40,000.00
Consultants [Member] | Chelsea Investor Relations [Member]
Stock Authorization And Issuance [Line Items]
Issuance of stocks to consultants, value					$ 150,000
Agreement term																	24 months
Share-based Goods and Nonemployee Services Transaction, Quantity of Securities Issued					500,000
Consultants [Member] | Tailwinds Research Group LLC [Member]
Stock Authorization And Issuance [Line Items]
Exercise price per warrant				$ 1.00
Share-based Goods and Nonemployee Services Transaction, Quantity of Securities Issued				200,000
Proceeds from Warrant Exercises				$ 60,000.00
Shareholder Approved Equity Compensation Plans [Member]
Stock Authorization And Issuance [Line Items]
Shares reserved for issuance													200,000			200,000	200,000
Minimum [Member] | Aspire Capital, Amendment [Member]
Stock Authorization And Issuance [Line Items]
Exercise price per warrant																								0.35
Maximum [Member]
Stock Authorization And Issuance [Line Items]
Liquidated damages													6.00%
Maximum [Member] | Aspire Capital [Member]
Stock Authorization And Issuance [Line Items]
Warrants Beneficially Own																	19.99%
Maximum [Member] | Aspire Capital, Amendment [Member]
Stock Authorization And Issuance [Line Items]
Exercise price per warrant																								$ 0.74
Weighted Average [Member]
Stock Authorization And Issuance [Line Items]
Warrant term															3 years 2 months 12 days
Exercise price per warrant															$ 0.73
Subsequent Event [Member]
Stock Authorization And Issuance [Line Items]
Exercise price per warrant									$ 0.16
Third Party [Member]
Stock Authorization And Issuance [Line Items]
Sale of common stock, number of shares		70,000					100,000			50,000
Sale of common stock		$ 20,000.00					$ 120,000			$ 30,000.00
Issuance of common stock for services, shares								50,000
Issuance of stocks to consultants, value								$ 70,000.00
Third Party [Member] | Subsequent Event [Member]
Stock Authorization And Issuance [Line Items]
Sale of common stock										30,000.00
Principal [Member] | Convertible Debt [Member]
Stock Authorization And Issuance [Line Items]
Shares reserved for issuance													23,600,000			23,600,000	23,600,000
Interest In-Kind [Member] | Convertible Debt [Member]
Stock Authorization And Issuance [Line Items]
Shares reserved for issuance													7,500,000			7,500,000	7,500,000
Rights Agreement [Member]
Stock Authorization And Issuance [Line Items]
Redemption price													$ 0.01			$ 0.01	$ 0.01
Exercise price per warrant						$ 8.54
Threshold percentage at which rights separate from common stock						15.00%
Rights Agreement [Member] | Minimum [Member]
Stock Authorization And Issuance [Line Items]
Exercise price per warrant																					$ 14.50
Rights Agreement [Member] | Maximum [Member]
Stock Authorization And Issuance [Line Items]
Exercise price per warrant																					$ 8.54
Private Placements With Accredited Investors [Member]
Stock Authorization And Issuance [Line Items]
Proceeds from issuance of common stock											$ 900,000	$ 200,000				$ 3,800,000
Aggregate offering price											$ 0.35		$ 0.35			$ 0.35	$ 0.35
Aggregate offering shares											2,571,432		10,857,876			10,857,876	10,857,876
Unsecured Debt											$ 900,000		$ 1,800,000			$ 1,800,000	$ 1,800,000
Private Placements With Accredited Investors [Member] | Subsequent Event [Member]
Stock Authorization And Issuance [Line Items]
Proceeds from issuance of common stock									$ 4,200,000	1,000,000.0
Aggregate offering price										$ 0.35
Aggregate offering shares									3,230,942	2,976,430
Warrants to purchase common stock									1,619,289
Exercise price per warrant									$ 1.75
Liquidated damages									1.00%	1.00%
Maximum liquidated damages in the event in the even the common stock is not registered for resale within specific time periods									$ 250,000	$ 60,000.00
Private Placements With Accredited Investors [Member] | Subsequent Event [Member] | Maximum [Member]
Stock Authorization And Issuance [Line Items]
Liquidated damages									6.00%	6.00%
Private Placements With Accredited Investors B [Member]
Stock Authorization And Issuance [Line Items]
Aggregate offering price												$ 0.13
Aggregate offering shares												1,169,232
Private Placements With Accredited Investors C [Member]
Stock Authorization And Issuance [Line Items]
Aggregate offering price												$ 0.15
Aggregate offering shares												166,667
Chelsea Investor Relations [Member] | Subsequent Event [Member]
Stock Authorization And Issuance [Line Items]
Issuance of stocks to consultants, value	$ 330,000
Share-based Goods and Nonemployee Services Transaction, Quantity of Securities Issued	500,000
Securities Purchase Agreements [Member]
Stock Authorization And Issuance [Line Items]
Sale of common stock, number of shares										2,976,430
Sale of common stock										$ 1,000,000.0
Sale of stock price per share										$ 0.35
Securities Purchase Agreements [Member] | Third Party [Member]
Stock Authorization And Issuance [Line Items]
Shelf, authorized shares																	50,000
Sale of common stock, number of shares			30,000														100,000
Sale of common stock			$ 10,000.00														$ 50,000.00
Securities Purchase Agreements [Member] | Third Party [Member] | Subsequent Event [Member]
Stock Authorization And Issuance [Line Items]
Sale of common stock, number of shares										50,000
Short Term Promissory Notes [Member] | Unsecured Debt [Member]
Stock Authorization And Issuance [Line Items]
Repayments of Debt																	230,000
Contingent Payment Obligation [Member] | Unsecured Debt [Member]
Stock Authorization And Issuance [Line Items]
Unsecured Debt													5,222,000		$ 5,747,000	5,222,000	5,222,000
Contingent Payment Rights [Member] | Unsecured Debt [Member]
Stock Authorization And Issuance [Line Items]
Fair value of payment obligation													$ 2,500,000			$ 2,500,000	$ 2,500,000
Contingent Payment Rights [Member] | Third Party [Member] | Unsecured Debt [Member]
Stock Authorization And Issuance [Line Items]
Fair value of payment obligation		100,000
Unsecured Debt		$ 20,000.00